OTHER REAL ESTATE OWNED (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other real estate owned
Balance-beginning of year	$ 3,987	$ 7,351	$ 7,351	$ 6,904
Writedowns	41	266	317	261	333
Sales			5,817	3,181
Balance, end of year	$ 3,607		$ 3,987	$ 7,351	$ 6,904